Unaudited Consolidated Statements of Operations and Comprehensive Loss - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Revenue	€ 49,224	€ 53,014
Cost of revenue	(33,301)	(37,350)
Gross profit	15,923	15,664
Other income	0	24
Other operating expenses	(20,277)	(17,511)
Sales and marketing expenses	(2,726)	(2,457)
Customer service expenses	(2,293)	(2,348)
Technical operations and development expenses	(4,154)	(3,374)
General and administrative expenses	(11,104)	(9,332)
Operating loss	(4,354)	(1,823)
Interest income and similar income	423	214
Interest expense and similar charges	(542)	(778)
Net finance expenses	(119)	(564)
Loss before taxes	(4,473)	(2,387)
Income tax (expense) benefit	(401)	1,240
Net loss	(4,874)	(1,147)
Other comprehensive income	0	827
Total comprehensive loss	€ (4,874)	€ (320)
Earnings per share
Basic earnings/(loss) per share (In euro per share)	€ (3.75)	€ (0.89)
Diluted earnings/(loss) per share (In euro per share)	€ (3.75)	€ (0.89)